Right of use assets - Summary of Right of Use Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	₨ 7,495		₨ 4,264
Charge for the year	405	$ 5	261	₨ 245
Ending balance Right-of-use assets	10,618	129	7,495	4,264
Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	7,407		4,075
Adjustments during the year			13	0
Ending balance Right-of-use assets	9,950	121	7,407	4,075
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	88		189
Ending balance Right-of-use assets	668	$ 8	88	189
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	8,505		4,956	5,223
Additions during the year	3,776		3,434	1,468
Asset acquisition			128
Adjustments during the year	(216)		(13)
Acquisition of subsidiaries				36
Modifications during the year				(26)
Disposal of subsidiaries				(1,745)
Ending balance Right-of-use assets	12,065		8,505	4,956
Cost | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	8,009		4,460	4,726
Additions during the year	3,072		3,434	1,443
Asset acquisition			128
Adjustments during the year	(216)		(13)
Acquisition of subsidiaries				36
Disposal of subsidiaries				(1,745)
Ending balance Right-of-use assets	10,865		8,009	4,460
Cost | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	496		496	497
Additions during the year	704			25
Modifications during the year				(26)
Ending balance Right-of-use assets	1,200		496	496
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	1,010		692	568
Adjustments during the year	(2)
Charge for the year	405		261	245
Depreciation capitalised during the year	34		57	54
Disposal of subsidiaries				(175)
Ending balance Right-of-use assets	1,447		1,010	692
Accumulated Depreciation | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	602		385	369
Adjustments during the year	(2)
Charge for the year	315		217	191
Disposal of subsidiaries				(175)
Ending balance Right-of-use assets	915		602	385
Accumulated Depreciation | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	408		307	199
Charge for the year	90		44	54
Depreciation capitalised during the year	34		57	54
Ending balance Right-of-use assets	₨ 532		₨ 408	₨ 307